Goodwill and intangible assets, net - Summary of Goodwill and Intangible Assets, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 38,733	$ 38,894	$ 38,554
Intangible assets with indefinite lives Brands and domains	13,882	13,882
Amortizable Intangible assets Internal-use software and site internally developed	47,980	35,217
Total intangible assets	61,862	49,099
Accumulated amortization	(26,438)	(17,687)
Total intangible assets, net	$ 35,424	$ 31,412